UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
                                          Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
                                          Glendora, CA 91741
 (Name and address of agent for service)

Registrant’s telephone number, including area code:  (626) 914-7363

Date of fiscal year end: 11/30

Date of reporting period: 07/01/2015 – 06/30/2016

The GoodHaven Fund (the “Predecessor Fund”) was reorganized out of Professionally Managed Portfolios and into The GoodHaven Funds Trust (Reg. Nos. 333-208929 and 811-23127) on March 30, 2016.  The proxy voting report for the portion of the reporting period that the Predecessor Fund existed under Professionally Managed Portfolios can be found in the N-PX filed for The GoodHaven Funds Trust on August 17, 2016, SEC Accession No. 000089418916-011207.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)*    /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date     8/19/2016
* Print the name and title of each signing officer under his or her signature.